Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Compliance statement	Compliance statement

The individual financial statements have been prepared in accordance with the “Business Entity Accounting Act” and the International Accounting Standard 34, ‘Interim financial reporting’ that came into effect as endorsed by the FSC.

Basis of preparation	Basis of preparation
A.	The individual financial statements have been prepared under the historical cost convention.
B.	The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

Employee benefits	Employee benefits

Pension cost for the interim period is calculated on a year-to-date basis by using the pension cost rate derived from the actuarial valuation at the end of the prior financial year, adjusted for significant market fluctuations since that time and for significant curtailments, settlements, or other significant one-off events. Also, the related information is disclosed accordingly.

Income tax	Income tax

The interim period income tax expense is recognised based on the estimated average annual effective income tax rate expected for the full financial year applied to the pretax income of the interim period, and the related information is disclosed accordingly.